General information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
General Information About Financial Statements [Line Items]
Loss for the period	$ 141,718	$ (153,504)
Accumulated deficit	2,295,991		$ 2,437,709
Cash flows from (used in) operating activities	68,291	(126,000)
Cash and cash equivalents	151,452	$ 10,944	$ 51,428	$ 11,157
Current assets less current liabilities	$ 229,700
Aztiq Pharma Partners Sarl
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech	32.50%
Alvogen
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech	29.00%
Other Subsidiaries
General Information About Financial Statements [Line Items]
Proportion of ownership and voting power held by Alvotech	38.50%
Maximum percentage of ownership interest held by each shareholder	0.024